Cash generated by operating activities	12 Months Ended
Jun. 30, 2018
Cash generated by operating activities
Cash generated by operating activities

28Cash generated by operating activities

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
Cash flow from operations	29	46 638	46 236	52 973
(Increase)/decrease in working capital	26	(3 761)	(2 167)	1 700

		42 877	44 069	54 673